Investments (Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		¥ 21,181,709	¥ 18,213,761
Gross unrealized gains, available-for-sale securities		2,521,529	2,376,615
Gross unrealized losses, available-for-sale securities		37,610	33,258
Fair value, available-for-sale securities		23,665,628	20,557,118
Amortized cost, held-to-maturity securities		2,517,551	3,817,360
Gross unrealized gains, held-to-maturity securities		24,472	37,289
Gross unrealized losses, held-to-maturity securities		20,177	7,931
Total		2,521,846	3,846,718
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1]	882,686	832,738
Gross unrealized gains, available-for-sale securities	[1]	13,356	15,500
Gross unrealized losses, available-for-sale securities	[1],[2]	7,628	5,441
Fair value, available-for-sale securities	[1]	888,414	842,797
Amortized cost, held-to-maturity securities	[3]	557,641	757,384
Gross unrealized gains, held-to-maturity securities	[3]		121
Gross unrealized losses, held-to-maturity securities	[3]	20,177	7,931
Total	[3]	537,464	749,574
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		13,334,619	10,256,512
Gross unrealized gains, available-for-sale securities		7,332	22,782
Gross unrealized losses, available-for-sale securities		9,656	16,408
Fair value, available-for-sale securities		13,332,295	10,262,886
Amortized cost, held-to-maturity securities		1,959,910	3,059,976
Gross unrealized gains, held-to-maturity securities		24,472	37,168
Total		1,984,382	3,097,144
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		236,711	279,864
Gross unrealized gains, available-for-sale securities		2,903	4,841
Gross unrealized losses, available-for-sale securities		280	233
Fair value, available-for-sale securities		239,334	284,472
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		689,297	1,148,389
Gross unrealized gains, available-for-sale securities		109	10
Gross unrealized losses, available-for-sale securities		3,557	4,578
Fair value, available-for-sale securities		685,849	1,143,821
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,057,852	933,942
Gross unrealized gains, available-for-sale securities		1,043	1,246
Gross unrealized losses, available-for-sale securities		1,102	236
Fair value, available-for-sale securities		1,057,793	934,952
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		117,870	142,879
Gross unrealized gains, available-for-sale securities		1,264	1,838
Gross unrealized losses, available-for-sale securities		281	558
Fair value, available-for-sale securities		118,853	144,159
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		437,115	223,105
Gross unrealized gains, available-for-sale securities		4,132	1,092
Gross unrealized losses, available-for-sale securities		323	282
Fair value, available-for-sale securities		440,924	223,915
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[4]	1,950,947	1,958,472
Gross unrealized gains, available-for-sale securities	[4]	40,290	52,046
Gross unrealized losses, available-for-sale securities	[4]	1,410	2,286
Fair value, available-for-sale securities	[4]	1,989,827	2,008,232
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[5]	879,506	909,052
Gross unrealized gains, available-for-sale securities	[5]	1,927	3,377
Gross unrealized losses, available-for-sale securities	[5]	2,082	1,643
Fair value, available-for-sale securities	[5]	879,351	910,786
Equity securities (marketable)
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,595,106	1,528,808
Gross unrealized gains, available-for-sale securities		2,449,173	2,273,883
Gross unrealized losses, available-for-sale securities		11,291	1,593
Fair value, available-for-sale securities		¥ 4,032,988	¥ 3,801,098

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥708,557 million and ¥134,240 million, respectively, at March 31, 2017, and ¥742,565 million and ¥145,849 million, respectively, at March 31, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥104,270 million and ¥134,118 million, respectively, at March 31, 2017, and ¥88,017 million and ¥145,743 million, respectively, at March 31, 2018. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[4]	Other debt securities presented in this line primarily consist of certificates of deposit ("CDs"), of which the total fair values were ¥155,138 million at March 31, 2017, and ¥106,101 million at March 31, 2018.
[5]	Other debt securities presented in this line primarily consist of CDs and asset-backed securities ("ABS"), of which the total fair values were ¥258,059 million at March 31, 2017, and ¥313,164 million at March 31, 2018.